Financial Instruments - Interest bearing loans and borrowings (Details) - Loans and Borrowings - EUR (€) € in Millions	Mar. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	€ 1,661.4	€ 1,811.5
Carrying value	1,779.4	1,766.3
Deferred borrowing costs
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	0.0	0.0
Carrying value	(8.4)	(8.9)
Senior EUR/USD loans
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value	1,387.6	1,371.9
Senior EUR/USD loans | Level 2
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	1,281.3	1,396.9
Other borrowings [Domain]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	0.2	3.3
Carrying value	0.2	3.3
2024 fixed rate senior secured notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value	400.0	400.0
2024 fixed rate senior secured notes | Level 1
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	€ 379.9	€ 411.3